FINANCING INCOME, NET	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
FINANCING INCOME, NET

NOTE 16 – FINANCING INCOME, NET

	Year ended December 31
	2023	2022

Interest income	65,757	33,741
Currency exchange differences	(13,888)	14,857
Bank charges and other finance expenses, net	(5,358)	(8,797)
Financing expenses net	46,511	39,801